UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2020

Item 1. Schedule of Investments.

	Validea Market Legends ETF
	Schedule of Investments
	February 29, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 97.7%
	Basic Materials - 11.8%
16,281	ArcelorMittal SA (b)	$232,818
12,197	Commercial Metals Company	222,717
7,435	Domtar Corporation	213,905
5,068	Nucor Corporation	209,562
2,969	Reliance Steel & Aluminum Company	303,699
5,016	Rio Tinto plc - ADR	235,401
12,130	Ternium SA - ADR	214,701
24,164	Vale SA - ADR	237,290
16,242	Verso Corporation - Class A (a)	264,907
		2,135,000
	Communications - 4.6%
8,886	AMC Networks, Inc. - Class A (a)	275,466
17,481	iHeartMedia, Inc. - Class A (a)	264,138
29,539	KT Corporation - ADR	285,051
		824,655
	Consumer, Cyclical - 18.7%
19,217	Abercrombie & Fitch Company - Class A	252,319
12,185	Big Lots, Inc.	192,645
7,201	BJ’s Restaurants, Inc.	237,273
14,608	Bloomin’ Brands, Inc.	262,798
3,761	Dillard’s, Inc. - Class A	211,707
21,036	El Pollo Loco Holdings, Inc. (a)	271,364
7,016	Foot Locker, Inc.	254,330
15,511	Gap, Inc.	222,273
6,866	Genesco, Inc. (a)	236,259
11,295	G-III Apparel Group, Ltd. (a)	252,556
20,103	Goodyear Tire & Rubber Company	194,698
17,912	Macy’s, Inc.	236,976
134,770	Office Depot, Inc.	316,709
3,423	PVH Corporation	253,679
		3,395,586
	Consumer, Non-cyclical - 12.9%
7,038	Arena Pharmaceuticals, Inc. (a)	313,895
529	Graham Holdings Company - Class B	266,024
8,184	Korn Ferry	286,276
2,810	Ligand Pharmaceuticals, Inc. (a)	263,016
25,464	SpartanNash Company	316,517
8,747	Tenet Healthcare Corporation (a)	229,871
13,386	TrueBlue, Inc. (a)	199,184
16,314	Vanda Pharmaceuticals, Inc. (a)	179,943
88,196	ZIOPHARM Oncology, Inc. (a)	272,526
		2,327,252

	Energy - 15.3%
4,308	Arch Coal, Inc. - Class A	216,908
14,849	Canadian Solar, Inc. (a)	302,920
45,331	CNX Resources Corporation (a)	240,708
10,389	Delek US Holdings, Inc.	222,117
9,673	Eni SpA - ADR	241,825
14,883	Equinor ASA - ADR	231,431
12,336	Imperial Oil, Ltd.	270,528
20,474	Marathon Oil Corporation	169,525
17,363	Plains GP Holdings LP - Class A	239,089
15,271	Renewable Energy Group, Inc. (a)	403,918
22,070	Solaris Oilfield Infrastructure, Inc. - Class A	233,942
		2,772,911
	Financial - 17.4%
63,513	Aegon NV - (b)	214,674
54,978	Banco BBVA Argentina SA - ADR	221,561
55,880	Banco Bilbao Vizcaya Argentaria SA - ADR	265,989
8,126	Banco Macro SA - ADR	235,492
6,326	Bank of New York Mellon Corporation	252,407
12,321	Janus Henderson Group plc	261,205
6,235	MetLife, Inc.	266,359
3,769	ORIX Corporation - ADR	301,068
3,163	Prudential Financial, Inc.	238,648
42,508	Realogy Holdings Corporation	394,049
7,414	RMR Group, Inc. - Class A	276,246
15,770	Waddell & Reed Financial, Inc. - Class A	216,995
		3,144,693
	Industrial - 10.7%
7,882	Advanced Drainage Systems, Inc.	329,941
8,500	Hillenbrand, Inc.	198,900
3,254	Oshkosh Corporation	234,776
2,767	SYNNEX Corporation	345,958
7,532	Textron, Inc.	305,799
14,619	Vishay Intertechnology, Inc.	273,375
7,412	Werner Enterprises, Inc.	249,043
		1,937,792
	Technology - 6.3%
4,981	Insight Enterprises, Inc. (a)	274,403
11,698	Kulicke & Soffa Industries, Inc.	267,065
11,358	STMicroelectronics NV (b)	311,209
9,141	Xerox Holdings Corporation	294,340
		1,147,017
	TOTAL COMMON STOCKS (Cost $19,507,603)	17,684,906

	PREFERRED STOCKS - 1.3%
	Basic Materials - 1.3%
63,571	Gerdau SA - ADR	237,756
	TOTAL PREFERRED STOCKS (Cost $238,108)	237,756

	SHORT-TERM INVESTMENTS - 0.9%
169,951	First American Treasury Obligations Fund, Class X, 1.49% (c)	169,951
	TOTAL SHORT-TERM INVESTMENTS (Cost $169,951)	169,951
	TOTAL INVESTMENTS - 99.9% (Cost $19,915,662)	18,092,613
	Other Assets in Excess of Liabilities - 0.1%	16,846
	NET ASSETS - 100.0%	$18,109,459

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	NY Registered Shares.
(c)	Rate shown is the annualized seven-day yield as of February 29, 2020.

Summary of Fair Value Disclosure at February 29, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2020:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$17,684,906	$-	$-	$17,684,906
Preferred Stocks	237,756	-	-	237,756
Short-Term Investments	169,951	-	-	169,951
Total Investments in Securities	$18,092,613	$-	$-	$18,092,613

For the period ended February 29, 2020, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)*     /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date         4/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date         4/28/2020

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         4/28/2020

* Print the name and title of each signing officer under his or her signature.